RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 19, 2020	Mar. 31, 2020	Feb. 10, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid-In Capital			$ 0						$ 0
Retained Earnings/(Accumulated Deficit)	$ (63,470,900)	$ (60,775,752)	(81,333,286)		$ (59,907,209)	$ (59,907,209)	$ (63,470,900)		(81,333,286)	$ (57,371,211)	$ (52,804,572)
Total Shareholders' Deficit	(63,469,606)	(60,774,458)	(81,331,992)	$ (60,849,686)	(59,905,915)	(59,905,915)	(63,469,606)	$ (60,849,686)	(81,331,992)	(57,369,917)		$ 20,016	$ 0
Statement of Changes in Shareholders Equity (Deficit)
Accretion of Class A shares to redemption value									(52,265,576)
Accretion to shares subject to redemption									(52,265,576)
Total Shareholders' Deficit	(63,469,606)	(60,774,458)	(81,331,992)	$ (60,849,686)	(59,905,915)	(59,905,915)	(63,469,606)	$ (60,849,686)	(81,331,992)	(57,369,917)		$ 20,016	$ 0
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			511,622,540						511,622,540
Additional Paid-In Capital	847,038	847,038	6,724,439		591,876	591,876	847,038		6,724,439	591,876	591,876
Retained Earnings/(Accumulated Deficit)	(64,317,938)	(61,622,790)	(82,180,324)		(60,499,085)	(60,499,085)	(64,317,938)		(82,180,324)	(61,442,856)	(53,396,448)
Total Shareholders' Deficit			(75,454,532)						(75,454,532)
Statement of Changes in Shareholders Equity (Deficit)
Offering costs allocated to equity in connection with IPO									(27,860,038)
Initial Classification of Public Warrants									(24,150,000)
Initial Classification of FPA liability									(255,538)
Change in value of ordinary shares subject to possible redemption		(5,877,460)							5,877,460
Total Shareholders' Deficit			(75,454,532)						(75,454,532)
Cash Flow Statement
Change in value of ordinary shares subject to possible redemption		5,877,460
As Reported | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			511,622,540						511,622,540
Class A Ordinary Shares			59						59
Additional Paid-In Capital			6,724,439		591,876	591,876			6,724,439	591,876	591,876
Retained Earnings/(Accumulated Deficit)			(82,180,324)		(60,499,085)	(60,499,085)			(82,180,324)	(61,442,856)	(53,396,448)
Total Shareholders' Deficit			(75,454,532)		(59,905,915)	(59,905,915)			(75,454,532)
Statement of Changes in Shareholders Equity (Deficit)
Offering costs allocated to equity in connection with IPO					(27,860,038)
Initial Classification of Public Warrants					(24,150,000)
Initial Classification of FPA liability					(255,538)
Change in value of ordinary shares subject to possible redemption			5,877,460
Total Shareholders' Deficit			(75,454,532)		(59,905,915)	(59,905,915)			(75,454,532)
Cash Flow Statement
Change in value of ordinary shares subject to possible redemption									(5,877,460)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			5,877,460						5,877,460
Additional Paid-In Capital	(847,038)	(847,038)	(6,724,439)		(591,876)	(591,876)	(847,038)		(6,724,439)	(591,876)	(591,876)
Retained Earnings/(Accumulated Deficit)	$ 847,038	847,038	847,038		591,876	591,876	$ 847,038		847,038	591,876	591,876
Total Shareholders' Deficit			(5,877,460)						(5,877,460)
Statement of Changes in Shareholders Equity (Deficit)
Offering costs allocated to equity in connection with IPO									27,860,038
Initial Classification of Public Warrants									24,150,000
Initial Classification of FPA liability									255,538
Accretion of Class A shares to redemption value									(52,265,576)
Change in value of ordinary shares subject to possible redemption		5,877,460							(5,877,460)
Accretion to shares subject to redemption									(52,265,576)
Total Shareholders' Deficit			(5,877,460)						(5,877,460)
Cash Flow Statement
Change in value of ordinary shares subject to possible redemption		$ (5,877,460)
Adjustment | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			5,877,460						5,877,460
Class A Ordinary Shares			(59)						(59)
Additional Paid-In Capital			(6,724,439)		(591,876)	(591,876)			(6,724,439)	(591,876)	(591,876)
Retained Earnings/(Accumulated Deficit)			847,038		591,876	$ 591,876			847,038	591,876	591,876
Total Shareholders' Deficit			(5,877,460)						(5,877,460)
Statement of Changes in Shareholders Equity (Deficit)
Offering costs allocated to equity in connection with IPO					27,860,038
Initial Classification of Public Warrants					24,150,000
Initial Classification of FPA liability					255,538
Accretion of Class A shares to redemption value					(52,265,576)
Change in value of ordinary shares subject to possible redemption			(5,877,460)
Accretion to shares subject to redemption					$ (52,265,576)
Total Shareholders' Deficit			(5,877,460)						(5,877,460)
Cash Flow Statement
Change in value of ordinary shares subject to possible redemption									5,877,460
Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			517,500,000						517,500,000	517,500,000
Class A Ordinary Shares			0						$ 0	0
Weighted average shares outstanding		51,750,000		51,750,000	6,255,495	4,066,071	51,750,000	22,975,216	31,145,833
Basic and diluted earnings per share	$ (0.04)	$ 0.32		$ (0.01)	$ (0.48)	$ (0.55)	$ 0.28	$ (0.27)	$ (0.69)
Class A ordinary shares | As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares			59						$ 59
Weighted average shares outstanding		51,162,254		51,750,000	51,750,000	51,750,000	51,457,751	51,750,000	51,750,000
Basic and diluted earnings per share				$ 0.00
Cash Flow Statement
Change in value of ordinary shares subject to possible redemption									$ (5,877,460)
Class A ordinary shares | As Reported | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding				51,750,000	51,750,000	51,750,000			51,750,000
Basic and diluted earnings per share				$ 0.00
Class A ordinary shares | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares			(59)						$ (59)
Weighted average shares outstanding		587,746			(45,494,505)	(47,683,929)	292,249	(28,774,784)	(20,604,167)
Basic and diluted earnings per share	(0.04)	$ 0.32		(0.01)	$ (0.48)	$ (0.55)	$ 0.28	$ (0.27)	$ (0.69)
Cash Flow Statement
Change in value of ordinary shares subject to possible redemption									$ 5,877,460
Class A ordinary shares | Adjustment | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding					(45,494,505)	(47,683,929)			(20,604,167)
Basic and diluted earnings per share				(0.01)	$ (0.48)	$ (0.55)			$ (0.69)
Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares			1,294						$ 1,294	1,294
Weighted average shares outstanding		12,937,500				11,382,589	12,937,500	11,999,192	12,265,625
Basic and diluted earnings per share	(0.04)	$ 0.32		(0.01)	(0.48)	$ (0.55)	$ 0.28	$ (0.27)	$ (0.69)
Class B ordinary shares | As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding		13,525,246				11,389,568	13,229,749	12,022,500	12,288,052
Basic and diluted earnings per share	(0.21)	$ 1.52		(0.07)	(0.74)	$ (0.74)	$ 1.35	$ (0.78)	$ (2.43)
Class B ordinary shares | As Reported | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding						11,389,568			12,288,052
Basic and diluted earnings per share				(0.07)	(0.74)	$ (0.74)			$ (2.43)
Class B ordinary shares | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding		(587,746)				(6,979)	(292,249)	(23,308)	(22,427)
Basic and diluted earnings per share	$ 0.17	$ (1.20)		0.06	0.26	$ 0.19	$ (1.07)	$ 0.51	$ 1.74
Class B ordinary shares | Adjustment | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding						(6,979)			(22,427)
Basic and diluted earnings per share				$ 0.06	$ 0.26	$ 0.19			$ 1.74
Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			517,500,000						$ 517,500,000
Retained Earnings/(Accumulated Deficit)										(60,850,980)
Restated | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption			517,500,000						517,500,000
Retained Earnings/(Accumulated Deficit)			(81,333,286)		$ (59,907,209)	$ (59,907,209)			(81,333,286)	$ (60,850,980)	$ (52,804,572)
Total Shareholders' Deficit			(81,331,992)		(59,905,915)	(59,905,915)			(81,331,992)
Statement of Changes in Shareholders Equity (Deficit)
Accretion of Class A shares to redemption value					(52,265,576)
Accretion to shares subject to redemption					(52,265,576)
Total Shareholders' Deficit			$ (81,331,992)		$ (59,905,915)	$ (59,905,915)			$ (81,331,992)
Restated | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding								22,975,216
Basic and diluted earnings per share								$ (0.27)
Restated | Class A ordinary shares | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding				51,750,000	6,255,495	4,066,071			31,145,833
Basic and diluted earnings per share				$ (0.01)	$ (0.48)	$ (0.55)			$ (0.69)
Restated | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding								11,999,192
Basic and diluted earnings per share								$ (0.27)
Restated | Class B ordinary shares | Correction of an Error in Previously Issued Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding						11,382,589			12,265,625
Basic and diluted earnings per share				$ (0.01)	$ (0.48)	$ (0.55)			$ (0.69)